Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (846,046)	₩ (26,643)
Financial assets designated at fair value through profit or loss(IFRS9)
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	0	(4,737)	₩ 5,622
Gain (loss) on valuation Borrowings	0	0	0
Loss on disposal and redemption of Borrowings	0	0	0
Net gain (loss) on financial instruments designated at fair value through profit or loss	0	(4,737)
Financial liabilities designated at fair value through profit or loss(IFRS9)
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation Borrowings	(33,871)	382,667	(100,685)
Loss on disposal and redemption of Borrowings	(812,175)	(404,573)	₩ (845,356)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (846,046)	₩ (21,906)